Summary of significant accounting policies - Additional information (Details)	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Aug. 27, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2021 USD ($) shares	Jun. 17, 2020 USD ($)	Jul. 01, 2019 $ / shares
Financing Receivable, Impaired [Line Items]
Warrant purchase price | $ / shares													$ 11.50
Loss on Derivative Liabilities	$ (10,346,000)		$ (54,982,000)	$ (17,878,000)		$ (26,644,000)	$ (18,250,000)	$ (73,583,549)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Financing Receivable, Impaired [Line Items]
Fair value of retained noncontrolling interest in the Canadian subsidiary												$ 4,800,000.00
Reclassification of General and Administrative expense to Recapitalization and Transaction Fees									$ 16,244,000
Restricted cash		$ 2,964,000			$ 10,306,000				15,005,000	$ 14,884,000	$ 2,656,000
Facility balance floor		10,000,000
Royalty expense		7,300,000.00			9,300,000.00				16,500,000.00	19,000,000.00
Advertising expenses		$ 3,700,000.00			$ 3,200,000.00				5,300,000.00	$ 4,000,000.00
Number of warrants to purchase additional common shares | shares		705,882									705,882
Loss on Derivative Liabilities		$ (2,900,000)
Increase decrease earnings attributable		$ (41,257,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Minimum [Member]
Financing Receivable, Impaired [Line Items]
Contractual terms (in years)		3 years
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Maximum [Member]
Financing Receivable, Impaired [Line Items]
Contractual terms (in years)		5 years
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member]
Financing Receivable, Impaired [Line Items]
Net impact of increase in value of participation right		$ 13,300,000.00
Loss on Derivative Liabilities		7,400,000.00
Increase decrease earnings attributable		5,900,000.00
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member]
Financing Receivable, Impaired [Line Items]
Loss on Derivative Liabilities		7,400,000.00
Increase decrease earnings attributable		$ 5,900,000.00
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Volatility
Financing Receivable, Impaired [Line Items]
Measurement input rate		35
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Non-Favored Sale scenario
Financing Receivable, Impaired [Line Items]
Measurement input rate		35.00
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Held-to-maturity scenario
Financing Receivable, Impaired [Line Items]
Measurement input rate		31.60
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Prepaid expenses and other current assets
Financing Receivable, Impaired [Line Items]
Unamortized commission expense		$ 3,100,000.00							11,200,000.00
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Other assets
Financing Receivable, Impaired [Line Items]
Unamortized commission expense		$ 4,400,000.00							$ 11,700,000.00
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche A
Financing Receivable, Impaired [Line Items]
Number of warrants to purchase additional common shares | shares		235,294
Warrant purchase price | $ / shares		$ 262.34
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche B
Financing Receivable, Impaired [Line Items]
Number of warrants to purchase additional common shares | shares		470,588			470,588
Warrant purchase price | $ / shares		$ 274.84			$ 274.84